Simplify Tara India Opportunities ETF
Schedule of Investment
March 31, 2026 (Unaudited)
1
Shares Value
Common Stocks – 89.3%
Communication Services – 8.1%
Bharti Airtel Ltd. ............................................................ 18,409 $ 345,943
Info Edge India Ltd. ......................................................... 25,500 260,165
606,108
Consumer Discretionary – 29.4%
Bajaj Auto Ltd. ............................................................. 3,867 358,023
Eternal Ltd.* ............................................................... 184,617 445,695
Indian Hotels Co. Ltd. (The) .................................................. 59,000 355,155
LG Electronics India Ltd.* .................................................... 156 2,370
Mahindra & Mahindra Ltd. .................................................... 7,400 230,522
Tata Motors Passenger Vehicles Ltd. ........................................... 50,898 158,948
Titan Co. Ltd. .............................................................. 8,201 341,654
UNO Minda Ltd. ........................................................... 28,295 307,744
2,200,111
Consumer Staples – 16.6%
Avenue Supermarts Ltd., 144A*(a) ............................................. 10,081 420,549
Bikaji Foods International Ltd. ................................................. 26,000 170,489
Britannia Industries Ltd. ..................................................... 5,250 300,170
Marico Ltd. ................................................................ 45,000 349,164
1,240,372
Financials – 10.6%
AU Small Finance Bank Ltd., 144A(a) .......................................... 28,500 253,213
ICICI Bank Ltd. ............................................................ 28,000 355,990
ICICI Prudential Asset Management Co. Ltd. ..................................... 6,088 179,818
789,021
Health Care – 9.6%
Apollo Hospitals Enterprise Ltd. ............................................... 4,449 347,997
JB Chemicals & Pharmaceuticals Ltd. .......................................... 17,000 370,008
718,005
Industrials – 13.1%
Craftsman Automation Ltd. ................................................... 5,000 367,796
Havells India Ltd. ........................................................... 11,126 139,660
Tata Motors Ltd. /New* ...................................................... 59,898 249,321
Titagarh Rail System Ltd. .................................................... 17,036 103,250
Triveni Turbine Ltd. ......................................................... 25,135 116,561
976,588
Materials – 1.9%
Gravita India Ltd. ........................................................... 10,223 142,068
Total Common Stocks (Cost $8,392,311) ............................................ 6,672,273
Money Market Fund – 4.0%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.54%(b)
(Cost $296,867) .......................................................... 296,867 296,867
Total Investments – 93.3%
(Cost $8,689,178) .............................................................. $ 6,969,140
Other Assets in Excess of Liabilities – 6.7% ............................................ 497,268
Net Assets – 100.0% ............................................................. $ 7,466,408

Simplify Tara India Opportunities ETF
Schedule of Investment
(Continued)
March 31, 2026 (Unaudited)
2
* Non Income Producing
(a) Security was purchased (sold) pursuant to Rule 144A under the Securities Act of 1933 and may not be resold (repurchased)
subject to that rule except to qualified institutional buyers. Unless otherwise noted, Rule 144A securities are deemed to be liquid.
Total fair value of Rule 144A securities amounts to $673,762, which represents 9.0% of net assets as of March 31, 2026.
(b) Rate shown reflects the 7-day yield as of March 31, 2026.